UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            July 23, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              60
                                                  -----------------------

Form 13F Information Table Value Total:            $ 121757(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table



								    Shrs or Sh/
			    Title of 		       Market Value Put/Prn	 Investment  Other    VOTING AUTHORITY
Name of Issuer		    Class	   CUSIP	(x1000)	    Amt PRN Call Discretion Managers Sole  Shared  None
-------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC	     COM	    02209S103  3954 	    114444 	 sole				   114444
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108  2643 	    33187 	 sole				   33187
ANNALY CAP MGMT INC	     COM	    35710409   1947 	    116060 	 sole				   116060
AON CORP	             COM	    37389103   1365 	    29185 	 sole				   29185
APPLE COMPUTER INC	     COM	    37833100   335 	    574 	 sole				   574
ARENA PHARMACEUTICALS INC    COM	    40047102   953 	    95500 	 sole				   95500
BANK OF AMERICA CORPORATION  COM	    60505104   1708 	    208824 	 sole				   208824
BANK OF NEW YORK MELLON CORP COM	    64058100   1080 	    49220 	 sole				   49220
BERKSHIRE HATHAWAY INC DEL   CL A	    84670108   5747 	    46 	         sole				   46
BERKSHIRE HATHAWAY INC DEL   CL B NEW	    84670702   8320 	    99847 	 sole				   99847
BP PLC	                     SPONSORED ADR  55622104   279 	    6872 	 sole				   6872
CVS CAREMARK CORPORATION     COM	    126650100  1280 	    27400 	 sole				   27400
CACI INTL INC	             CL A	    127190304  536 	    9745 	 sole				   9745
CATERPILLAR INC DEL	     COM	    149123101  815 	    9600 	 sole				   9600
CHESAPEAKE ENERGY CORP.	     COM	    165167107  8882 	    477500 	 sole				   477500
CISCO SYS INC	             COM	    17275R102  2854 	    166236 	 sole				   166236
CITIGROUP INC	             COM NEW	    172967424  1009 	    36799 	 sole				   36799
COMCAST CORP NEW	     CL A	    20030N101  1898 	    59370 	 sole				   59370
CORRECTIONS CORP AMER NEW    COM NEW	    22025Y407  2479 	    84180 	 sole				   84180
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN   23130A102  762 	    6195 	 sole				   6195
DANAHER CORP DEL	     COM	    235851102  233 	    4480 	 sole				   4480
DIAGEO P L C	             SPON ADR NEW   25243Q205  2018 	    19575 	 sole				   19575
ENBRIDGE ENERGY MGMT L       SHS UNITS LLI  29250X103  859 	    26857 	 sole				   26857
ENBRIDGE ENERGY PARTNERS LP  COM	    29250R106  1401 	    45540 	 sole				   45540
ENCORE CAPTIAL 	             COM	    292554102  753 	    25430 	 sole				   25430
ENSCO PLC	             SPONSORED ADR  29358Q109  4132 	    87965 	 sole				   87965
EXXON MOBIL CORP	     COM	    30231G102  311 	    3634 	 sole				   3634
FREEPORT MCMORAN COPPER&GLD  COM            35671D857  2256 	    66212 	 sole				   66212
GOLDMAN SACHS GROUP INC	     COM	    38141G104  1869 	    19499 	 sole				   19499
GOOGLE INC	             CL A	    38259P508  2096 	    3614 	 sole				   3614
HECKMANN CORPORATION	     COM	    422680108  37 	    10800 	 sole				   10800
HILL ROM HLDGS INC	     COM	    431475102  1996 	    64684 	 sole				   64684
HILLENBRAND INC	             COM	    431571108  750 	    40799 	 sole				   40799
ICONIX BRAND GROUP INC	     COM	    451055107  1131 	    64760 	 sole				   64760
INTL BUSINESS MACHS          COM	    459200101  655 	    3348 	 sole				   3348
ISHARES TR                   DJ US TECH SEC 464287721  326 	    4571 	 sole				   4571
ISHARES TR	             IBOXX INV CPBD 464287242  1264 	    10750 	 sole				   10750
IVANHOE MINES LTD	     COM	    46579N103  909 	    93895 	 sole				   93895
KINDER MORGAN ENRGY PARTNER  UT LTD PARTNER 494550106  1356 	    17250 	 sole				   17250
KINDER MORGAN MGMT LLC       SHS	    49455U100  999 	    13612 	 sole				   13612
LINN ENERGY LLC	             UNIT LTD LIAB  536020100  1344 	    35282 	 sole				   35282
MICROSOFT CORP	             COM	    594918104  4257 	    139178 	 sole				   139178
OCCIDENTAL PETE CORP DEL     COM	    674599105  3629 	    42313 	 sole				   42313
PEPSICO INC	             COM	    713448108  3093 	    43779 	 sole				   43779
PFIZER INC	             COM	    717081103  2847 	    123804 	 sole				   123804
PHILIP MORRIS INTL INC	     COM	    718172109  4308 	    49371 	 sole				   49371
PLUM CREEK TIMBER CO INC     COM	    729251108  1917 	    48284 	 sole				   48284
PROCTER & GAMBLE CO	     COM	    742718109  311 	    5080 	 sole				   5080
QUALCOMM INC	             COM	    747525103  1634 	    29349 	 sole				   29349
RAYONIER INC	             COM	    754907103  452 	    10077 	 sole				   10077
RYANAIR HLDGS PLC	     SPONSORED ADR  783513104  1949 	    64105 	 sole				   64105
SEARS HLDGS CORP	     COM	    812350106  2257 	    37808 	 sole				   37808
SPDR GOLD TRUST	             GOLD SHS	    78463V107  8423 	    54274 	 sole				   54274
SPRINT NEXTEL CORP	     COM SER 1	    852061100  2733 	    838400 	 sole				   838400
UNITEDHEALTH GROUP INC	     COM	    91324P102  1883 	    32187 	 sole				   32187
VERIZON 	             COM	    92343V104  201 	    4520 	 sole				   4520
VODAFONE GROUP PLC NEW	     SPONS ADR NEW  92857W209  1418 	    50319 	 sole				   50319
